Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) Integer	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Apr. 07, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 01, 2025 USD ($)	Jan. 29, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jan. 25, 2024 $ / shares	Jan. 24, 2024 $ / shares	Mar. 29, 2023 USD ($)	Jan. 25, 2023 $ / shares	Jan. 24, 2023 $ / shares	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Share price | $ / shares						$ 0.0001							$ 25	$ 0.00		$ 25.00	$ 40.00
Percentage of loans receivables						10.00%
Working capital		$ 7,381,312		$ 7,381,312		$ 983,833	$ 135,355
Cash and cash equivalents		247,318		247,318		2,324,647	4,888,769
Operating Income (Loss)		971,042	$ (300,163)	2,962,537	$ (625,104)	7,091,486	20,731,049
Outstanding principal											$ 10,748,408				$ 14,500,000
Debt Instrument, Interest Rate, Effective Percentage											4.25%				4.25%
Allowance for doubtful accounts						$ 0	0
Expected volatility rate						100.00%
Contract assets						$ 0	0
Contract liabilities		10,208		10,208		28,335	21,922
Unrecognized tax benefits		0		0		0	0
Amounts accrued for interest and penalties						0	0
Accumulated deficit		122,513,459		122,513,459		120,755,545	71,569,821
Net cash used in operating activities				1,815,338	(2,704,637)	(430,477)	832,144
Sale of loan receivable				385,642
Stockholders equity		17,859,171	(38,460,981)	17,859,171	(38,460,981)	12,288,014	(34,355,311)		$ 16,949,407			$ (36,967,317)						$ (5,113,125)
Stockholders equity		(17,859,171)	$ 38,460,981	$ (17,859,171)	$ 38,460,981	$ (12,288,014)	34,355,311		$ (16,949,407)			$ 36,967,317						$ 5,113,125
Number of reportable segments | Integer				1
Amended PCCU Note [Member]
Property, Plant and Equipment [Line Items]
Notes payable		10,748,408		$ 10,748,408
Minimum [Member]
Property, Plant and Equipment [Line Items]
Stockholders equity		(2,500,000)		(2,500,000)				$ (2,500,000)
Stockholders equity		2,500,000		2,500,000				$ 2,500,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Stockholders equity		(20,400,000)		(20,400,000)
Stockholders equity		$ 20,400,000		$ 20,400,000
Equipment and Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life						3 years
Equipment and Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life						5 years
PCCU Net Worth [Member]
Property, Plant and Equipment [Line Items]
Short-Term Debt						$ 2,883,167
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Outstanding principal										$ 10,748,408	$ 10,748,408
Debt Instrument, Interest Rate, Effective Percentage										4.25%	4.25%
Deferment of principal										$ 6,437,050
Sale of loan	$ 384,527
Abaca Shareholders [Member]
Property, Plant and Equipment [Line Items]
Outstanding liablity						322,000
Forward Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Purchase receivables						4,584,221
Derivative liability						$ 7,309,580
Revision of Prior Period, Reclassification, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Interest expense							$ 18,730